UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               --------------

Check here if Amendment [  ];                             Amendment Number:
                                                                            ----
    This Amendment (Check only one):
         [   ] is a restatement.
         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Altima Partners LLP
Address:   23 Savile Row, 6th Floor
           London, W1S 2ET
           United Kingdom

Form 13F File Number: 28-13517

           The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Malcolm Goddard
Title: Partner
Phone: 011-44-20-7968-6400

Signature, Place, and Date of Signing:


/s/ Malcolm Goddard              London, England              April 29, 2010
---------------------------      ---------------              --------------
[Signature]                        [City, State]              [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers: 5

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $239,313 (thousands)

List of Other Included Managers:

           Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number 28-13521
Name:  Mark Donegan

No. 2
Form 13F File Number 28-13519
Name:  Altima Advisors Americas L.P.

No. 3
Form 13F File Number 28-13518
Name:  Altima Services UK Limited

No. 4
Form 13F File Number 28-13520
Name:  Altima International Limited

No. 5
Form 13F File Number 28-13522
Name:  Joseph Carvin

                                                     Form 13F Information Table

-------------------------- -------- ------------ ----------- ------------------------- ------------- ---------- --------------------
        Column 1           Column 2  Column 3     Column 4            Column 5           Column 6    Column 7           Column 8
-------------------------- -------- ------------ ----------- ------------------------- ------------- ---------- --------------------
     Name of Issuer        Title of    CUSIP       Value     Shrs /     SH / Put/   Investment     Other        Voting Authority
                             Class                (x$1000)   Prn Amt    PRN  Call   Discretion    Managers
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
                                                                                                             Sole     Shared   None
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
        CADIZ INC           COM NEW  127537207     11,739     919,259    SH           DEFINED         1     919,259
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
          VIVO             SPON ADR  92855S200     38,935    1,436,202   SH           DEFINED         1    1,436,202
    PARTICIPACOES SA        PFD NEW
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
          VIVO             SPON ADR  92855S200     8,036      296,414    SH           DEFINED     1, 2, 3,  296,414
    PARTICIPACOES SA        PFD NEW                                                                   4
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
     HANSEN NAT CORP          COM    411310105     3,167      73,000     SH           DEFINED     1, 2, 3,  73,000
                                                                                                    4, 5
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
  WINN DIXIE STORES INC     COM NEW  974280307     2,161      173,000    SH           DEFINED     1, 2, 3,  173,000
                                                                                                    4, 5
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
ARCHER DANIELS MIDLAND CO     COM    039483102     5,289      183,000    SH           DEFINED     1, 2, 3,  183,000
                                                                                                    4, 5
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
      BUNGE LIMITED           COM    G16962105     6,890      111,800    SH           DEFINED     1, 2, 3,  111,800
                                                                                                    4, 5
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
       DEERE & CO             COM    244199105     3,508      59,000     SH           DEFINED     1, 2, 3,  59,000
                                                                                                    4, 5
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
        MOSAIC CO             COM    61945A107     8,520      140,197    SH           DEFINED     1, 2, 3,  140,197
                                                                                                    4, 5
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
  POTASH CORP SASK INC        COM    73755L107     9,190      77,000     SH           DEFINED     1, 2, 3,  77,000
                                                                                                    4, 5
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
     TYSON FOODS INC         CL A    902494103     5,056      264,000    SH           DEFINED     1, 2, 3,  264,000
                                                                                                    4, 5
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
       MONSANTO CO            COM    61166W101     3,000      42,000     SH           DEFINED     1, 2, 3,  42,000
                                                                                                    4, 5
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
CHIQUITA BRANDS INTL INC      COM    170032809     4,719      300,000    SH           DEFINED     1, 2, 3,  300,000
                                                                                                    4, 5
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
        COSAN LTD            SHS A   G25343107     13,202    1,400,000   SH           DEFINED     1, 2, 3, 1,400,000
                                                                                                    4, 5
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
     KRAFT FOODS INC         CL A    50075N104     4,082      135,000    SH           DEFINED     1, 2, 3,  135,000
                                                                                                    4, 5
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
    DARLING INTL INC          COM    237266101     6,272      700,000    SH           DEFINED     1, 2, 3,  700,000
                                                                                                    4, 5
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
     PICO HLDGS INC         COM NEW  693366205     5,207      140,000    SH           DEFINED     1, 2, 3,  140,000
                                                                                                    4, 5
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
    CF INDS HLDGS INC         COM    125269100     5,836      64,000     SH           DEFINED     1, 2, 3,  64,000
                                                                                                    4, 5
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
    IMPERIAL SUGAR CO       COM NEW  453096208     2,063      133,000    SH           DEFINED     1, 2, 3,  133,000
                                                                                                    4, 5
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
     PANASONIC CORP           ADR    69832A205      123        8,060     SH           DEFINED         1      8,060
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
    LG DISPLAY CO LTD      SPONS     50186V102       51        2,900     SH           DEFINED         1      2,900
                            ADR REP
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
       TERNIUM SA          SPON ADR  880890108     5,747      140,063    SH           DEFINED     1, 2, 3,  140,063
                                                                                                      4
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
ULTRAPAR PARTICIPACOES SA  SP ADR    90400P101     3,914      80,811     SH           DEFINED     1, 2, 3,  80,811
                            REP PFD                                                                   4
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
CIA DE MINAS BUENAVENTURA  SPON ADR  204448104     4,834      156,100    SH           DEFINED     1, 2, 3,  156,100
                                                                                                      4
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
         VALE SA           ADR       91912E204     4,991      179,800    SH           DEFINED     1, 2, 3,  179,800
                           REPSTG                                                                     4
                             PFD
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------


    COPA HOLDINGS SA         CL A    P31076105     1,216      20,000     SH           DEFINED     1, 2, 3,  20,000
                                                                                                      4
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
     ICICI BANK LTD           ADR    45104G104     9,796      229,420    SH           DEFINED         1     229,420
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
     ICICI BANK LTD           ADR    45104G104     2,220      52,000     SH           DEFINED     1, 2, 3,  52,000
                                                                                                      4
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
   PEABODY ENERGY CORP        COM    704549104     14,791     323,653    SH           DEFINED         1     323,653
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
      CITIGROUP INC           COM    172967101     14,135    3,490,000   SH           DEFINED         1    3,490,000
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
     BANK OF AMERICA          COM    060505104     14,892     834,300    SH           DEFINED         1     834,300
       CORPORATION
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
        JPMORGAN              COM    46625H100     14,830     331,400    SH           DEFINED         1     331,400
       CHASE & CO
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------
   NEWMONT MINING CORP        COM    651639106      901       17,700     SH           DEFINED         1     17,700
-------------------------- -------- ------------ ----------- --------- ----- ------ ------------- -------- ---------- ------- ------

REPORT SUMMARY        DATA RECORDS  33      239313                             5 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

